Financial Instruments - maturity analysis (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments - classification
Schedule of residual maturity of financial instruments

	2019			2018
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	77,858	—	77,858	88,897	—	88,897
Trading assets	51,825	24,920	76,745	49,094	26,025	75,119
Derivatives	40,798	109,231	150,029	28,503	104,846	133,349
Settlement balances	4,387	—	4,387	2,928	—	2,928
Loans to banks - amortised cost	10,676	13	10,689	12,833	114	12,947
Loans to customers - amortised cost	77,742	249,205	326,947	67,354	237,735	305,089
Other financial assets	10,187	51,265	61,452	11,681	47,804	59,485

Liabilities
Bank deposits	9,286	11,207	20,493	7,438	15,859	23,297
Customer deposits	367,098	2,149	369,247	359,148	1,766	360,914
Settlement balances	4,069	—	4,069	3,066	—	3,066
Trading liabilities	53,047	20,902	73,949	50,668	21,682	72,350
Derivatives	41,276	105,603	146,879	29,028	99,869	128,897
Other financial liabilities	11,915	33,305	45,220	8,240	31,492	39,732
Subordinated liabilities	160	9,819	9,979	299	10,236	10,535
Lease liabilities	194	1,629	1,823	—	—	—

Schedule of undiscounted cash flows payable by contractual maturity

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2019	£m	£m	£m	£m	£m	£m
Assets by contractual maturity
Cash and balances at central banks	77,858	—	—	—	—	—
Settlement balances	4,387	—	—	—	—	—
Loans to banks - amortised cost	9,659	1,032	5	—	—	—
Other financial assets (1)	4,619	6,644	16,287	9,857	15,766	5,081
Total maturing assets	96,523	7,676	16,292	9,857	15,766	5,081
Loans to customers - amortised cost	48,793	36,108	70,957	51,667	66,453	79,174
Finance lease	72	289	920	646	802	653
Derivatives held for hedging	33	7	63	103	56	42
	145,421	44,080	88,232	62,273	83,077	84,950

Liabilities by contractual maturity
Bank deposits	7,269	2,017	11,297	38	—	—
Settlement balance	4,069	—	—	—	—	—
Other financial liabilities	4,810	7,602	11,849	13,935	9,426	328
Subordinated liabilities	21	541	3,295	5,270	327	1,700
Other liabilities (2)	2,109	—	—	—	—	—
Total maturing liabilities	18,278	10,160	26,441	19,243	9,753	2,028
Customer deposits	358,359	8,773	2,105	22	23	17
Lease liabilities	54	140	313	249	457	571
Derivatives held for hedging	9	22	50	40	59	46
	376,700	19,095	28,909	19,554	10,292	2,662

Guarantees and commitments notional amount
Guarantees (3)	2,757	—	—	—	—	—
Commitments (4)	117,228	—	—	—	—	—
	119,985	—	—	—	—	—

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2018	£m	£m	£m	£m	£m	£m
Assets by contractual maturity
Cash and balances at central banks	88,897	—	—	—	—	—
Settlement balances	2,928	—	—	—	—	—
Loans to banks - amortised cost	11,920	925	106	—	—	—
Other financial assets (1)	4,451	7,397	14,138	11,279	11,826	2,744
Total maturing assets	108,196	8,322	14,244	11,279	11,826	2,744
Loans to customers - amortised cost	42,953	31,719	65,486	51,319	66,149	78,902
Finance lease	143	368	955	520	829	641
Derivatives held for hedging	40	98	184	95	49	34
	151,332	40,507	80,869	63,213	78,853	82,321

Liabilities by contractual maturity
Bank deposits	7,417	21	13,785	2,003	—	59
Settlement balances	3,066	—	—	—	—	—
Other financial liabilities	1,736	7,226	10,724	11,658	9,316	2,029
Subordinated liabilities	131	637	1,476	7,532	1,737	1,422
Other liabilities (2)	2,152	—	—	—	—	—
Total maturing liabilities	14,502	7,884	25,985	21,193	11,053	3,510
Customer deposits	351,054	8,114	1,727	14	6	26
Derivatives held for hedging	15	30	94	35	53	45
	365,571	16,028	27,806	21,242	11,112	3,581

Guarantees and commitments notional amount
Guarantees (3)	3,952	—	—	—	—	—
Commitments (4)	116,843	—	—	—	—	—
	120,795	—	—	—	—	—

Notes:

(1)	Other financial assets excludes equity shares.
(2)	Other liabilities include notes in circulation.
(3)	RBS is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. RBS expects most guarantees it provides to expire unused.
(4)

RBS has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. RBS does not expect all facilities to be drawn, and some may lapse before drawdown.